Unaudited Quarterly Financial Data	12 Months Ended
Feb. 28, 2013
Unaudited Quarterly Financial Data
Unaudited Quarterly Financial Data

19. Unaudited Quarterly Financial Data

The following is a summary of selected quarterly financial information (unaudited) for each of the quarterly periods in fiscal year 2013 and 2012:

	2013
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 28

Revenue	$157,981	$260,542	$190,236	$68,331
Operating income (loss)	(6,671)	31,735	1,977	(48,886)
Net income (loss)	(18,114)	8,522	(8,848)	(37,694)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(18,342)	8,202	(9,167)	(38,452)

	2012
	Quarters Ended
(in thousands)	May 31	Aug 31	Nov 30	Feb 29

Revenue	$146,069	$266,216	$213,887	$79,762
Operating income (loss)	(1,201)	37,397	22,319	(53,782)
Net income (loss)	(4,562)	11,733	5,680	(38,280)
Comprehensive income (loss) attributable to New Enterprise Stone & Lime Co., Inc.	(4,829)	11,464	5,778	(39,440)